Summarized Financial Information for Income (Loss) from Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fee and other revenue			$ 7
Net interest revenue	9		59
Provision for loan losses			191
Net interest revenue after provision for loan losses	9		(132)
Noninterest expense:
Staff	4		37
Professional, legal and other purchased services	4		4
Net occupancy	1		5
Other	3		16
Goodwill impairment			50
Total noninterest expense	12		112
Income (loss) from operations	(3)		(237)
Loss on assets held for sale	(106)		(184)
Loss on sale of MUNB	(1)
Provision (benefit) for income taxes	(44)	[1]	(151)	[1]
Net income (loss) from discontinued operations	$ (66)	[1]	$ (270)	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.